UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
Shares	Security			Fair Value
	EXCHANGE TRADED FUNDS - 82.14%
	CURRENCY FUND - 54.50%
11,000	CurrencyShares Australian Dollar Trust			$ 1,081,080
11,400	CurrencyShares British Pound Sterling Trust			1,817,730
21,900	CurrencyShares Canadian Dollar Trust			2,135,248
29,500	CurrencyShares Mexican Peso Trust			2,389,205
7,400	CurrencyShares Swedish Krona Trust			1,102,970
10,000	CurrencyShares Swiss Franc Trust			1,008,100
16,800	Market Vectors-Renminbi/USD ETN			677,376
5,000	ProShares UltraShort Euro			94,600
28,000	ProShares UltraShort Yen			432,880
30,000	ProShares Ultra Yen			1,026,570
6,700	WisdomTree Dreyfus Brazilian Real Fund			192,826
70,000	WisdomTree Dreyfus Emerging Currency Fund			1,617,000
59,600	WisdomTree Dreyfus Indian Rupee Fund			1,594,896
85,700	WisdomTree New Zealand Dollar Fund			2,088,509
27,149	WisdomTree South African Rand Fund			844,062
				18,103,052
	COMMODITY FUND - 3.42%
17,390	ProShares Ultra Gold Fund			1,136,002

	DEBT FUND - 24.22%
21,834	iShares JP Morgan USD Emerging Markets Bond Fund			2,468,334
55,025	Market Vectors - Emerging Markets Local Currency Bond ETF			1,506,144
86,926	PowerShares Emerging Markets Sovereign Debt Portfolio			2,459,136
30,408	WisdomTree Emerging Markets Local Debt Fund			1,613,753
				8,047,367

	TOTAL EXCHANGE TRADED FUNDS			27,286,421
	( Cost - $26,860,288)

	CLOSED-END FUNDS - 1.89%
7,031	Nuveen Multi-Currency Short-Term Government Income Fund			103,637
36,452	Western Asset Worldwide Income Fund			522,722
	TOTAL CLOSED-END FUNDS			626,359
	( Cost - $558,662)

	OPEN END FUNDS - 7.62%
177,847	Rydex Strengthening Dollar 2x Strategy Fund			2,530,760
	TOTAL OPEN END FUNDS			2,530,760
	( Cost - $2,572,670)

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares	Security			Fair Value

	SHORT-TERM INVESTMENTS - 19.49%
6,475,742	Goldman Sachs Financial Square Funds - Government Fund, 0.01%			$ 6,475,742
	TOTAL SHORT-TERM INVESTMENTS			6,475,742
	( Cost - $6,475,742)

	TOTAL INVESTMENTS - 111.14%
	( Cost - $36,467,362)			36,919,282
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.14%)			(3,700,888)
	NET ASSETS - 100.00%			$ 33,218,394

+ Money market fund; interest rate reflects the seven-day effective yield on October 31, 2010.

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				531,091
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				(79,171)
Net unrealized appreciation				$ 451,920

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar  instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 29,817,181	$ -	$ -	$ 29,817,181
Closed-End Funds	626,359	-	-	626,359
Short-Term Investments	6,475,742	-	-	6,475,742
Total	$ 36,919,282	$ -	$ -	$ 36,919,282

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/10